Financial Liabilities At Amortised Cost - Bank Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bank Loans [Abstract]
Local financial institutions	$ 19,225,493	$ 22,815,092
Foreign financial institutions	559,652	0
BCRA	87,997	88,691
Total Bank Loans	$ 19,873,142	$ 22,903,783